CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	5,000,000	5,000,000	5,000,000
Preferred stock, issued	5,000,000	5,000,000	5,000,000
Preferred stock, outstanding	5,000,000	5,000,000	5,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	195,000,000	195,000,000	195,000,000
Common stock, issued	155,582,058	114,174,265	114,003,000
Common stock, outstanding	155,582,058	114,174,265	114,003,000